Financial instruments and fair values (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,481.6	$ 1,590.0
Financial liabilities	1,058.1	1,112.5
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.9	3.3
Carrying value | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	9.8
Carrying value | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5.4	13.7
Carrying value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	392.5	395.7
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5.3	6.0
Carrying value | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	29.4	32.1
Carrying value | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	17.7	16.8
Carrying value | Earn-Out included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.5	0.0
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	15.1	12.4
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	6.9	12.4
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.9	3.3
Fair value | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	9.8
Fair value | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5.4	13.7
Fair value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	389.2	433.1
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5.3	6.0
Fair value | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	29.4	32.1
Fair value | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	17.7	16.8
Fair value | Earn-Out included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.5	0.0
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	15.1	12.4
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	6.9	12.4
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Earn-Out included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.9	3.3
Level 2 | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5.4	13.7
Level 2 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	392.5	395.7
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5.3	6.0
Level 2 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Earn-Out included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	15.1	12.4
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	6.9	12.4
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Mainland China Facilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	9.8
Level 3 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	29.4	32.1
Level 3 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	17.7	16.8
Level 3 | Earn-Out included in other long-term liabilities (note 5)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.5	0.0
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0